INVENTORIES, NET	12 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 4 – INVENTORIES, NET

Inventories consisted of the following:

	As of	As of
	June 30, 2026	June 30, 2025
Raw materials	$43,837	$65,099
Work in process	633,329	1,247,634
Finished goods	1,835,648	2,475,971
	2,512,814	3,788,704
Less: inventory allowance	(844,452)	(1,068,914)
Inventory, net	$1,668,362	$2,719,790

Inventory includes raw materials, work in process and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead. For the years ended June 30, 2026, 2025 and 2024, the Company recorded inventory reserve of $900,549, $681,884 and $nil, respectively, due to inventory obsolescence.

Inventory allowance movement is as follows:

	As of	As of
	June 30, 2026	June 30, 2025
Beginning balance	$1,068,914	$381,470
Provision	900,549	681,884
Write-off	(1,165,785)	-
Foreign currency translation adjustments	40,774	5,560
Ending balance	$844,452	$1,068,914